Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000225814
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(2.59%)
Without Sales Load [Member] | C000005523
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%		(0.89%)		0.42%
Without Sales Load [Member] | C000190558
Average Annual Return [Line Items]
Average Annual Return, Percent	0.84%		(0.73%)	0.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.93%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)	0.82%
Bloomberg U.S. GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%	(2.72%)
Bloomberg U.S. GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%		(0.70%)		0.76%
Bloomberg U.S. GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%		(0.70%)	0.26%